FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        January 4, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

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Attention:   File Room

Re:          Fidelity Investment Trust (the trust):

             Fidelity International Growth & Income Fund, Fidelity
             Diversified International Fund, Fidelity International Value Fund, Fidelity Overseas Fund, Fidelity Worldwide Fund, Fidelity
             Canada Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Pacific Basin Fund, Fidelity Emerging Markets Fund, Fidelity Latin America
             Fund, Fidelity Southeast Asia Fund, Fidelity France Fund,
             Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, Fidelity United Kingdom Fund, and
             Fidelity Hong Kong and China Fund (the funds)

             File No. 2-90649 and 811-4008

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__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,









                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary